Business Combinations	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Business Combinations
Business Combinations
For the six months ended June 30, 2013, we have completed three acquisitions for an aggregate purchase price of $94.1 million, in addition to closing costs attributable to these acquisitions of $0.5 million. Results of operations for these acquisitions are reflected in our condensed consolidated statement of operations for the six months ended June 30, 2013 for the period subsequent to the acquisition dates.
The aggregate purchase price of the 2013 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$3,772
Building and improvements	72,235
Above market leases	77
In place leases	12,288
Tenant relationships	6,063
Below market leases	(296)
Aggregate purchase price	$94,139

The weighted average lives of the above acquired intangible assets and liabilities were 7.7 years and 8.3 years, respectively.
The property acquisitions completed during the six months ended June 30, 2013, were all cash transactions. No mortgage loans payable were assumed or put in place, and we acquired a 100% ownership interest in each property acquisition. See below for a brief description of each of the acquisitions.

•	On March 11, 2013, we completed the acquisition of a medical office building located in Dallas, Texas for $48.7 million.

•	On March 22, 2013, we completed the acquisition of a medical office building located in Bryan - College Station, Texas for $39.8 million.

•	On June 18, 2013, we completed the acquisition of a medical office building located in Atlanta, Georgia for $5.6 million.
Subsequent to the end of the quarter, we completed the following additional acquisitions.

•	On July 12, 2013, we completed the acquisition of a medical office property located in Monroeville, Pennsylvania for $15.1 million.

•	On July 29, 2013, we completed the acquisition of a medical office building located in Denver, Colorado for $42.0 million.

Business Combinations
For the year ended December 31, 2012, we completed six acquisitions for an aggregate purchase price of $294.9 million, in addition to closing costs attributable to these acquisitions of $3.0 million. Results of operations for these acquisitions are reflected in our consolidated statement of operations for the year ended December 31, 2012 for the period subsequent to the acquisition dates.
The aggregate purchase price of the 2012 acquisitions was allocated in the amounts set forth in the table below. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$13,479
Building and improvements	225,924
Below market leasehold interests	3,284
Above market leases	4,199
In place leases	27,136
Tenant relationships	22,100
Below market leases	(1,472)
Net assets acquired	294,650
Other liability	287
Aggregate purchase price	$294,937

The weighted average lives of the above acquired intangible assets and liabilities were 14.2 years and 7.6 years, respectively.
For the year ended December 31, 2011, we completed four acquisitions for an aggregate purchase price of $68.3 million, in addition to closing costs attributable to these acquisitions of $0.9 million. Since the acquisitions were determined to be individually not significant, but material on a collective basis, the allocations for these acquisitions are set forth below in the aggregate (in thousands):

Total
Land	$945
Building and improvements	54,072
Below market leasehold interests	603
Above market leases	209
In place leases	7,671
Tenant relationships	4,691
Below market leases	(149)
Above market debt	(76)
Net assets acquired	67,966
Other liability	348
Aggregate purchase price	$68,314

The weighted average lives of the above acquired intangible assets and liabilities were 8.3 years and 4.1 years, respectively.
The property acquisitions completed during the year ended December 31, 2012, were all cash transactions except for the acquisition in Oak Park, Illinois, as discussed in Note 4. No mortgage loans payable were assumed or put in place, and we acquired a 100% ownership interest in each property acquisition. See below for a brief description of each of the acquisitions.

•	On January 13, 2012, we completed the acquisition of a medical office building in Novi, Michigan for $51.3 million.

•	On January 31, 2012, we completed the acquisition of a medical office building in Atlanta, Georgia for $8.9 million.

•	On March 1, 2012, we completed the acquisition of office building in Pittsburgh, Pennsylvania for $54.0 million.

•	On March 29, 2012, we completed the acquisition of a portfolio of medical office buildings in Boston, Massachusetts for $100.0 million.

•	On August 14, 2012, we completed the acquisition of a medical office building in Oak Park, Illinois for $54.0 million, after the borrower on a note receivable exercised a put option on the collateral.

•	On December 26, 2012, we completed the acquisition of a medical office building in Dallas, Texas for $26.8 million.
Subsequent to the end of the year, we completed five acquisitions totaling $151.2 million.
We recorded the below revenues and net income (loss) for the year ended December 31, 2012 related to the 2012 acquisitions and for the year ended December 31, 2011 related to the 2011 acquisitions (in thousands):

	2012 Acquisitions	2011 Acquisitions
	Year Ended	Year Ended
	December 31, 2012	December 31, 2011
Revenues	$26,717	$4,903
Net income (loss)	7,537	(215)

Supplementary Pro Forma Information (Unaudited)
The following pro forma consolidated results of operations for the years ended December 31, 2012 and 2011, assumes that all 2012 acquisitions occurred on January 1, 2011 and excludes $3.0 million acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2012	2011
Revenues	$306,420	$307,246
Net (loss) income attributable to controlling interest	(21,912)	6,758

Net (loss) income per unit attributable to controlling interest - basic	$(0.10)	$0.03
Net (loss) income per unit attributable to controlling interest - diluted	(0.10)	0.03
The following pro forma consolidated results of operations for the years ended December 31, 2011 and 2010, assumes that all 2011 acquisitions occurred on January 1, 2010 and excludes $0.9 million of acquisition-related expenses (in thousands, except per unit data):

	Year Ended December 31,
	2011	2010
Revenues	$271,251	$201,849
Net income (loss) attributable to controlling interest	5,912	(7,812)

Net income (loss) per unit attributable to controlling interest - basic	$0.03	$(0.05)
Net income (loss) per unit attributable to controlling interest - diluted	0.03	(0.05)

The pro forma results are not necessarily indicative of the operating results that would have been obtained had the acquisitions occurred at the beginning of the periods presented, nor are they necessarily indicative of future operating results.